Description of Business and Basis of Presentation - Additional Information (Details) - USD ($)										1 Months Ended	3 Months Ended						9 Months Ended		12 Months Ended
	Nov. 12, 2024	Nov. 08, 2024	Oct. 24, 2024	Jun. 13, 2024	Mar. 29, 2024	Feb. 15, 2024	Feb. 02, 2024	Feb. 01, 2024	May 31, 2023	May 31, 2023	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Nov. 11, 2024	Aug. 20, 2024	Jun. 14, 2024	Jan. 26, 2024	Aug. 22, 2023	Nov. 13, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Accumulated deficit											$ 196,621,000						$ 196,621,000		$ 166,911,000	$ 115,538,000
Cash and cash equivalents											$ 2,269,000						$ 2,269,000		$ 0	$ 226,000
Common stock, shares outstanding		41,787,040		265,811							171,705						171,705		3,548	613	417,870		6,645
Common stock, shares Issued		41,787,040		265,811							171,705						171,705		3,548	613	417,870		6,645
Common stock, par value		$ 0.0001									$ 0.0001						$ 0.0001		$ 0.0001	$ 0.0001
Reverse Stock Split rate description		1-for-100		1-for-40
Share issue price			$ 16.25
Dividends, common stock, total																			$ 0	$ 0
Loss from operations											$ (7,754,000)			$ (10,075,000)			$ (25,076,000)	$ (43,223,000)	(54,480,000)	(54,345,000)
Net cash used in operating activities																	(8,909,000)	(13,561,000)	(15,427,000)	(35,545,000)
Stockholders' equity											5,792,000	$ 413,000	$ (2,942,000)	(274,000)	$ 5,011,000	$ 1,037,000	5,792,000	(274,000)	(5,552,000)	$ (2,733,000)							$ (19,663,000)
Minimum required by the rule by over											3,000,000						3,000,000
Issuance of shares upon conversion, value												$ 1,084,000	$ 866,000		$ 4,521,000				4,521,000
Related fees											900,000						1,400,000
Previously Reported [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares outstanding				26,581,056																			664,526
Common stock, shares Issued				26,581,056																			664,526
Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares outstanding	417,705																									625,067
Minimum publicly held shares	500,000
Term Loan [Member]
Subsidiary, Sale of Stock [Line Items]
Debt instrument, face amount											4,309,186						4,309,186
Term Loan [Member] | Vertical Investors LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Debt instrument, face amount								$ 8,000,000
Term Loan [Member] | Vertical Investors LLC [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Debt instrument, face amount								7,968,978
Series A Convertible Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Debt instrument aggregate outstanding amount					$ 800,000
Series A Convertible Preferred Stock [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Debt instrument aggregate outstanding amount						$ 4,300,000
Issuance of common stock upon conversion, shares					538,039	2,377,258
Asset Purchase Agreement [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Subordinated debt							$ 1,500
Issuance of common stock							1,500,000
Purchase price of asset acquisition							$ 15,400,000
Retirement of senior debt							$ 9,400,000
Asset Purchase Agreement [Member] | Series B Preferred Stock [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock upon conversion, shares							357
Issuance of shares upon conversion, value							$ 3,000,000
Amended Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock							1,500,000
Purchase price of asset acquisition							$ 16,100,000
Contingent consideration							1,300,000
Retirement of senior debt							9,400,000
Related fees							1,400,000
Cash payment of retirement of senior debt							1,400,000
Issuance of promissory note							$ 8,000,000
Amended Agreement [Member] | Series B Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock upon conversion, shares							357
Issuance of shares upon conversion, value							$ 3,000,000
Amended Agreement [Member] | Cash [Member]
Subsidiary, Sale of Stock [Line Items]
Purchase price of asset acquisition							30,000
ASU 205-40 [Member]
Subsidiary, Sale of Stock [Line Items]
Accumulated deficit											196,600,000						196,600,000		166,900,000
Cash and cash equivalents											1,000,000						1,000,000		0
Total outstanding debt, current											$ 14,100,000						14,100,000		10,000,000
Loans outstanding from relate parties																	5,200,000		5,800,000
Minimum number of stockholders required for listing																									$ 2,500,000
Loss from operations																	(25,100,000)		(54,500,000)
Net cash used in operating activities																	$ 8,900,000		15,400,000
ASU 205-40 [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Debt instrument aggregate outstanding amount																			$ 18,000,000
ASU 205-40 [Member] | Term Loan [Member] | Vertical Investors LLC [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Debt instrument, face amount								8,000,000
ASU 205-40 [Member] | Senior Secured Promissory Note [ Member] | CLMBR Holdings LLC [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Promissory note, principal amount								$ 6,000,000
ASU 205-40 [Member] | Series A Convertible Preferred Stock [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Debt instrument aggregate outstanding amount					$ 3,800,000	$ 4,300,000
Issuance of common stock upon conversion, shares					2,038,039	2,377,258
ASU 205-40 [Member] | Asset Purchase Agreement [Member] | Subordinated Debt [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Subordinated debt							1,500,000
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares outstanding											171,705						171,705		3,548	613
Common stock, shares Issued											171,705						171,705		3,548	613
Common stock, par value		$ 0.0001		$ 0.0001							$ 0.0001						$ 0.0001		$ 0.0001	$ 0.0001
Share issue price			$ 16.25
Issuance of common stock			15,000								118,738					2,169	12,870		2,169
Issuance of common stock upon conversion, shares												2,511	371		142				142
Stockholders' equity											$ 8,000	$ 7,000	$ 7,000	$ 7,000	$ 7,000	$ 7,000	$ 8,000	$ 7,000	$ 7,000
Issuance of shares upon conversion, value												$ 0	$ 0
Common Stock [Member] | Series A Convertible Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock																				22
Common Stock [Member] | Asset Purchase Agreement [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Purchase price of asset acquisition							1,450,000
Common Stock [Member] | Amended Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Purchase price of asset acquisition							$ 1,000,000
Common Stock [Member] | ASU 205-40 [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, par value																						$ 0.0001
Common Stock [Member] | ASU 205-40 [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, par value																								$ 0.0001
Common Stock [Member] | Minimum [Member] | ASU 205-40 [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, par value																						$ 1
Common Stock [Member] | Minimum [Member] | ASU 205-40 [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, par value																								$ 1
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares Issued									37,500	37,500
Share issue price									$ 32,000	$ 32,000
Investment Banking, Advisory, Brokerage, and Underwriting Fees and Commissions										$ 1,200,000
Dividends, common stock										$ 4,600,000
Dividends, common stock, total									$ 6,200,000
IPO [Member] | Previously Reported [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares Issued									375	375